THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund	MainStay High Yield Corporate Bond Fund
MainStay Convertible Fund	MainStay Income Manager Fund
MainStay Diversified Income Fund	MainStay Indexed Bond Fund
MainStay Floating Rate Fund	MainStay Intermediate Term Bond Fund
MainStay Global High Income Fund	MainStay Short Term Bond Fund
MainStay Government Fund	MainStay Tax Free Bond Fund
MainStay Total Return Fund

Supplement dated July 6, 2009, 2009 (“Supplement”) to the
Prospectus for MainStay Income and Blended Funds dated March 2, 2009 (the “Prospectus”)

This Supplement supersedes the Prospectus Supplement dated June 29, 2009.

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Balanced Fund, MainStay Convertible Fund, MainStay Diversified Income Fund, MainStay Floating Rate Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay High Yield Corporate Bond Fund, MainStay Income Manager Fund, MainStay Indexed Bond Fund, MainStay Intermediate Term Bond Fund, MainStay Short Term Bond Fund, MainStay Tax Fee Bond Fund and MainStay Total Return Fund (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Funds’ Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

At meetings held on June 18, 2009 and June 23, 2009, the Funds’ Boards of Trustees/Directors approved changes in the timing of the release of portfolio holdings information for the MainStay High Yield Corporate Bond Fund, restructured expense limitations for certain Funds, as well as organizational changes for others, the details of which are described below. With respect to the revised expense structures for certain Funds, a portion of the Fees and Expenses tables, information in the Example tables and footnotes are amended as set forth below.

MainStay Balanced Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees[2]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses[4]	0.66%	0.40%	0.66%	0.66%	0.40%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses[5]	1.61%	1.35%	2.36%	2.36%	1.10%	1.20%	1.45%	1.70%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Net Annual Fund Operating Expenses[5]	1.54%	1.28%	2.29%	2.29%	1.03%	1.13%	1.38%	1.63%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.70% up to $1 billion; 0.65% on assets from $1 billion and $2 billion; and 0.60% on assets in excess of $2 billion.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, “Other Expenses” for Class R1, R2 and R3 shares include shareholder service fees of 0.10%.

5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.28% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.28%; Class B, 2.25%; Class C, 2.25%; Class I, 0.94%; Class R1, 1.04%; Class R2, 1.29%; and Class R3, 1.54%.  Prior to September 29, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares.  The limitations for other share classes were the same as in the September 29, 2008 Agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

MS16bb-06/09

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I	Class R1	Class R2	Class R3
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$698	$673	$232	$732	$232	$332	$105	$115	$140	$166
3 Years	$1,024	$948	$730	$1,030	$730	$730	$343	$374	$452	$529
5 Years	$1,372	$1,242	$1,254	$1,454	$1,254	$1,254	$599	$653	$786	$916
10 Years	$2,350	$2,079	$2,504	$2,504	$2,691	$2,691	$1,334	$1,448	$1,729	$2,003
*
The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Convertible Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.66%	0.33%	0.66%	0.66%	0.33%
Total Annual Fund Operating Expenses[5]	1.53%	1.20%	2.28%	2.28%	0.95%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Net Annual Fund Operating Expenses[5]	1.51%	1.18%	2.26%	2.26%	0.93%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.02% decrease in the Fund’s “Other Expense,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. “Other Expenses” shown for Class I share are estimated.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.18% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of shares do not exceed the following percentages of average daily net assets: Investor Class, 1.28%; Class A, 1.09%; Class B, 2.03%; Class C, 2.03%; and Class I, 0.84%;.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.175% for Class A shares, 1.925% for Class B shares and 1.925% for Class C shares.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$695	$664	$229	$729	$229	$329	$95
3 Years	$1,005	$908	$710	$1,010	$710	$710	$301
5 Years	$1,337	$1,172	$1,218	$1,418	$1,218	$1,218	$524
10 Years	$2,272	$1,923	$2,426	$2,426	$2,614	$2,614	$1,165
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Diversified Income Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.83%	0.45%	0.83%	0.83%	0.45%
Total Annual Fund Operating Expenses[5]	1.72%	1.34%	2.47%	2.47%	1.09%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.15)%	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Net Annual Fund Operating Expenses[5]	1.57%	1.19%	2.32%	2.32%	0.94%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 050% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.03% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.03% decrease in the Fund’s “Other Expense,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.19% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.40%; Class A, 1.30%; Class B, 2.15%; Class C, 2.15%; and Class I, 0.96%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.
	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$701	$665	$235	$735	$235	$335	$96
3 Years	$1,048	$937	$755	$1,055	$755	$755	$332
5 Years	$1,419	$1,230	$1,302	$1,502	$1,302	$1,302	$586
10 Years	$2,457	$2,062	$2,610	$2,610	$2,795	$2,795	$1,315
*
The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Floating Rate Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.38%	0.16%	0.38%	0.38%	0.16%
Total Annual Fund Operating Expenses[5]	1.23%	1.01%	1.98%	1.98%	0.76%
2	The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $ $1 billion and 0.575% on assets in excess of $1 billion.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
From April 1, 2008 (February 28, 2008 for Investor Class shares) through July 31, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.25%; Class A, 1.01%; Class B, 2.00%; Class C, 2.00%; and Class I, 0.90%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.15% for Class A shares, 1.90% for Class B shares and 1.90% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$668	$647	$201	$701	$201	$301	$78
3 Years	$919	$854	$621	$921	$621	$621	$243
5 Years	$1,188	$1,077	$1,068	$1,268	$1,068	$1,068	$422
10 Years	$1,957	$1,718	$2,113	$2,113	$2,306	$2,306	$942
*
The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Global High Income Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.69%	0.46%	0.69%	0.69%	0.46%
Total Annual Fund Operating Expenses[5]	1.67%	1.44%	2.42%	2.42%	1.19%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Net Annual Fund Operating Expenses[5]	1.58%	1.35%	2.33%	2.33%	1.10%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.70% on assets up to $500 million and 0.65% on assets in excess of $500 million, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.02% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.02% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.35% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This expense cap agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.31%; Class B, 2.25%; Class C, 2.25%; and Class I, 1.15%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$702	$680	$236	$736	$236	$336	$112
3 Years	$1,039	$972	$746	$1,046	$746	$746	$369
5 Years	$1,399	$1,286	$1,282	$1,482	$1,282	$1,282	$646
10 Years	$2,410	$2,172	$2,564	$2,564	$2,749	$2,749	$1,435
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Government Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.45%	0.32%	0.45%	0.45%	0.32%
Total Annual Fund Operating Expenses[5]	1.32%	1.19%	2.07%	2.07%	0.94%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Net Annual Fund Operating Expenses[5]	1.16%	1.03%	1.91%	1.91%	0.78%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: Effective August 1, 2008, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $500 million, 0.475% on assets from $500 million to $1billion, and 0.45% on assets in excess of $1billion.  Without this waiver, the actual management fee would be 0.60% on assets up to $500 million, 0.575% on assets from $500 million up to $1 billion, and 0.55% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.02% increase in the Fund’s management fees. This increase in management fees was offset by a 0.02% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.03% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.15%; Class A, 1.05%; Class B, 1.90%; Class C, 1.90%; and Class I, 0.40%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.05% for Class A shares, 1.80% for Class B shares and 1.80% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$662	$649	$194	$694	$194	$294	$80
3 Years	$930	$892	$633	$933	$633	$633	$284
5 Years	$1,219	$1,154	$1,099	$1,299	$1,099	$1,099	$504
10 Years	$2,040	$1,900	$2,195	$2,195	$2,387	$2,387	$1,140
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay High Yield Corporate Bond Fund

The section entitled “Portfolio Holdings Information” beginning on page 145 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of each of the Fund’s portfolio securities holdings is available in the Funds’ SAI.  MainStay Funds will publish quarterly a list of each Fund’s ten largest holdings and publish monthly (quarterly, with respect to the MainStay High Yield Corporate Bond Fund) a complete schedule of each Fund’s portfolio holdings on the internet at mainstayinvestments.com.  You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782).  With the exception of the MainStay High Yield Corporate Bond Fund, disclosure of each Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month.  Disclosure of the MainStay High Yield Corporate Bond Fund’s portfolio holdings is made available as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter.  In addition, disclosure of each Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter.  The Funds’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

MainStay Income Manager Fund

The Board of Directors approved the reorganization of the Fund with and into the MainStay Total Return Fund, subject to approval by shareholders of the Fund (“Reorganization”).  Under this Reorganization, shareholders of the Fund would become shareholders of the MainStay Total Return Fund on or about October 28, 2009.  Following the Reorganization, the Fund would be liquidated.

On or about August 26, 2009, shareholders who own shares of the Fund as of July 27, 2009 will receive a proxy statement/prospectus containing further information regarding the MainStay Total Return Fund and the proposed Reorganization. The proxy statement/prospectus will also include voting instruction cards with which shareholders of the MainStay Income Manager Fund may vote on the Reorganization at a special meeting scheduled to be held on or about October 16, 2009.

If approved by shareholders at the special meeting, the Reorganization is expected to close on or about October 28, 2009.

MainStay Indexed Bond Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class I
Management Fees[2]	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	None
Other Expenses[4]	0.68%	0.27%	0.27%
Total Annual Fund Operating Expenses[5]	1.28%	0.87%	0.62%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.05)%	(0.05)%	(0.05)%
Net Annual Fund Operating Expenses[5]	1.23%	0.82%	0.57%
2	The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.35% up to $1 billion and 0.30% in excess of $1 billion.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.82% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 0.92%, and Class I, 0.43%.  These voluntary waivers or reimbursements may be discontinued at any time.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 0.92%; Class A, 0.82%; and Class I, 0.43%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 0.82% for Class A shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class I
Expenses After
1 Year	$668	$629	$58
3 Years	$923	$808	$193
5 Years	$1,197	$1,001	$341
10 Years	$1977	$1,559	$769
*	The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

MainStay Intermediate Term Bond Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.40%	0.20%	0.40%	0.40%	0.20%
Total Annual Fund Operating Expenses[5]	1.25%	1.05%	2.00%	2.00%	0.80%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.10)%
Net Annual Fund Operating Expenses[5]	1.19%	0.99%	1.94%	1.94%	0.70%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $ $500 million, 0.575% on assets from $500 million to $1 billion, and 0.550% on assets in excess of $1 billion.  Effective on or about September 11, 2009, New York Life Investments has agreed to waive a portion of its management fee so that it does not exceed 0.50% on assets up to $1 billion and 0.475% on assets in excess of $1 billion.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.  “Other Expenses” also include the Fund’s share of the fees and expenses of any other fund in which the Fund invests.  These fees and expenses are less than 0.01% of the average net assets of the Fund.

5
Effective on or about September 11, 2009, New York Life Investments has agreed to limit total ordinary operating expenses of Class I shares to 0.50% through November 27, 2009 and to 0.60% thereafter.  From April 1, 2008 (February 28, 2008 for Investor Class shares) through July 31, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that total ordinary operating expenses of the appropriate class of shares do not exceed the following percentages of average daily net assets: Investor Class, 1.20%; Class A, 1.05%; Class B, 1.95%; Class C, 1.95%; and Class I, 0.70%;.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement under that set the expense limitations at: 1.10% for Class A shares, 1.85% for Class B shares and 1.85% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$665	$645	$197	$697	$197	$297	$72
3 Years	$919	$860	$622	$922	$622	$622	$245
5 Years	$1,193	$1,092	$1,072	$1,272	$1,072	$1,072	$434
10 Years	$1,973	$1,757	$2,129	$2,129	$2,322	$2,322	$980
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Short Term Bond

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class I
Management Fees[2]	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	None
Other Expenses[4]	0.81%	0.32%	0.32%
Total Annual Fund Operating Expenses[5]	1.66%	1.17%	0.92%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.24)%	(0.24)%	(0.24)%
Net Annual Fund Operating Expenses[5]	1.42%	0.93%	0.68%
2	The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% up to $1 billion and 0.575% in excess of $1 billion.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.93% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This expense cap agreement expires August 1, 2010.

From April 1, 2008 (February 28, 2008 for Investor Class shares) through July 31, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.00%; Class A, 0.90%; and Class I, 0.60%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations for Class A and Class I at the same levels as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class I
Expenses After
1 Year	$687	$640	$69
3 Years	$1,023	$879	$269
5 Years	$1,381	$1,136	$486
10 Years	$2,388	$1,872	$1,109
*	The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

MainStay Tax Free Bond Fund

The Fund’s Board of Trustees terminated the Subadvisory Agreement between New York Life Investments and Standish Mellon Asset Management Company LLC (“Standish Mellon”) effective as of the close of business on June 30, 2009.  Additionally, the Board approved the following:

•
the appointment of John Loffredo and Robert DiMella as portfolio managers to the Fund, effective at the opening of the U.S. financial markets on July 1, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of Standish Mellon;

•
a subadvisory agreement between New York Life Investments and MacKay Shields (the “New Agreement”) which will become effective upon approval by the Fund’s shareholders at a special meeting of shareholders expected to be held on or about October 16, 2009;

•	changing the Fund’s primary benchmark index, effective July 1, 2009; and

•	changing the Fund’s expense structure, effective August 1, 2009.

I.	Appointment of John Loffredo and Robert DiMella as Portfolio Managers to the Fund

Effective July 1, 2009, in connection with the appointment of John Loffredo and Robert DiMella as portfolio managers to the Fund, the Fund’s prospectus is amended as follows:

a.	All references to Standish Mellon as subadvisor and Standish Mellon personnel as portfolio managers to the Fund are hereby deleted.

b.
The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on pages 151 and 152 of the Prospectus, respectively, are hereby revised to remove all references to Michael Faloon and Christine Todd, and to include John Loffredo and Robert DiMella as the new portfolio managers of the Fund as follows:

Portfolio Managers:

MainStay Tax Free Bond Fund                                                                            John Loffredo and Robert DiMella

Portfolio Manager Biographies:

Robert DiMella, CFA     Mr. DiMella is a Senior Managing Director of New York Life Investments and is a Senior Managing Director and portfolio manager for MacKay Shields Municipal Managers. He has managed the MainStay Tax Free Bond Fund since July 2009.  He has been a municipal portfolio manager on Wall Street since 1992, with a broad range of trading and portfolio management experience in the municipal markets. Previously, Mr. DiMella was a Managing Director and Co-Head of BlackRock’s Municipal Portfolio Management Group (from 2006 to 2007). Prior to BlackRock’s merger with Merrill Lynch Investment Managers (MLIM), he served as a Senior Portfolio Manager and Managing Director of the Municipal Products Group. He was employed by Merrill Lynch from 1992-2006. Mr. DiMella earned his Master’s degree at Rutgers University Business School and a Bachelors Degree at the University of Connecticut.  He is a Chartered Financial Analyst.

John Loffredo, CFA     Mr. Loffredo is a Senior Managing Director of New York Life Investments and is a Senior Managing Director and portfolio manager for MacKay Shields Municipal Managers. He has managed the MainStay Tax Free Bond Fund since July 2009.  He has been a municipal portfolio manager and/or municipal analyst on Wall Street since 1990, with a broad range of portfolio management and analytic experience in the municipal markets. Mr. Loffredo was a Managing Director and Co-Head of BlackRock’s Municipal Portfolio Management Group (from 2006 to 2007). Prior to BlackRock’s merger with Merrill Lynch Investment Managers (MLIM), he served as Chief Investment Officer of the Municipal Products Group of MLIM. He was employed by Merrill Lynch from 1990-2006. Prior to Merrill Lynch, John worked for the City of Boston Treasury Department. Mr. Loffredo graduated with a MBA and Certificate of Public Management from Boston University and cum laude from Utah State University where he was a Harry S. Truman Scholar. He is a Chartered Financial Analyst.

II.	Changing the Fund’s Primary Benchmark Index

The “Average Annual Total Returns” table and footnotes on page 69 of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Average Annual Total Returns
(for the period ended December 31, 2008)[1]

	1 year	5 years	10 years
MainStay Tax Free Bond Fund Return Before Taxes on Distributions
Investor Class	-11.87%	0.40%	1.74%
Class A	-11.90%	0.41%	1.74%
Class B	-12.47%	0.09%	1.93%
Class C	- 8.94%	0.24%	1.93%
Return After Taxes on Distributions[2] Class B	-12.47%	-0.09%	-1.93%
Return After Taxes on Distributions and Sale of Fund Shares[2] Class B	- 6.75%	0.52%	2.25%
Barclays Capital Municipal Bond Index[3] (reflects no deductions for fees, expenses, or taxes)	-2.47%	2.71%	4.26%
Barclays Capital 3-15 Year Blended Municipal Bond Index[4] (reflects no deductions for fees, expenses, or taxes)	2.27%	3.38%	4.60%

1	See disclosure under "Past Performance" for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares of the Fund. After-tax returns for Investor Class, Class A, and C shares may vary.

3
The Barclays Capital Municipal Bond Index (formerly named Lehman Brothers® Municipal Bond Index) includes approximately 15,000 municipal bonds, rated Baa or better by Moody’s, with a maturity of at least two years.  Bonds subject to the Alternative Minimum Tax or with floating or zero coupons are excluded.  Total returns assume the reinvestment of all income and capital gains.  You cannot invest directly in an index

4
The Barclays Capital 3-15 Year Blended Municipal Bond Index (formerly named Lehman Brothers®  3-15 Year Blended Municipal Bond Index) is an index of investment grade municipal bonds with maturities of 3-15 years.  The index is calculated on a total return basis.  Total returns assume the reinvestment of all income and capital gains.  You cannot invest directly in an index.

III.	Changing the Fund’s Expense Structure

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C
Management Fees[2]	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	0.50%	0.50%
Other Expenses[4]	0.37%	0.17%	0.37%	0.37%
Total Annual Fund Operating Expenses[5]	1.24%	1.04%	1.49%	1.49%
Fee Recouplements/Waivers/Reimbursements[5]	(0.10)%	(0.10)%	(0.10)%	(0.10)%
Net Annual Fund Operating Expenses[5]	1.14%	0.94%	1.39%	1.39%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets.  Effective August 1, 2008, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed to 0.45% on assets up to $500 million, 0.425% on assets from $500 million to $1 billion; and 0.40% on assets in excess of $1 billion.  Without this waiver the actual management fee would be 0.60% on assets up to $500 million; 0.575% on assets from $500 million up to $1 billion; and 0.55% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  This waiver may be discontinued at any time without notice.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.02% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.02% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.94% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This expense cap agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 0.99%; Class A, 0.89%; Class B, 1.24%; and Class C, 1.24%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 0.89% for Class A shares, 1.14% for Class B shares and 1.14% for Class C shares.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.  The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund’s share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$660	$641	$142	$642	$142	$242
3 Years	$912	$853	$461	$761	$461	$461
5 Years	$1,184	$1,083	$804	$1,004	$804	$804
10 Years	$1,959	$1,743	$1,703	$1,703	$1,771	$1,771
*	The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Total Return Fund

The Fund’s Board of Trustees approved the appointment of Epoch Investment Partners, Inc. (“Epoch”) as the co-subadvisor responsible for the equity portion of the Fund.  Additionally, the Board approved the following:

•
the appointment, pursuant to the terms of an exemptive order described on page 150 of the Fund’s Prospectus, of Epoch as a co-subadvisor to the MainStay Total Return Fund to manage the fund’s equity investments, effective at the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Dan Roberts and Michael Kimble of MacKay Shields LLC, the Fund’s existing co-subadvisor, as additional portfolio managers responsible for the overall asset allocation decisions for the Fund, as well as portfolio management of fixed income investments, effective at the opening of the U.S. financial markets on June 29, 2009;

•
changing the Fund’s prospectus disclosure to reflect Epoch’s Global Equity Yield strategy for equity investments; removing “U.S.” with regard to both equity and fixed income securities; and removing growth securities as a principal risk, effective August 14, 2009;

•	changing the Fund’s equity benchmark index from the Russell 1000® Index to the MSCI World Index, effective August 14, 2009;

•	changing the Fund’s name from MainStay Total Return Fund to MainStay Income Builder Fund, effective on or about October 16, 2009; and

•	changing the Fund’s expense structure, effective August 1, 2009.

I. Appointment of Epoch as Subadvisor to the Equity Portion of the Fund and Restructuring the MacKay Shields Portfolio Management Team

Effective at the opening of the U.S. financial markets on June 29, 2009, in connection with the appointment of Epoch as subadvisor to the equity portion of the Fund, and the appointment of Dan Roberts and Michael Kimble as additional portfolio managers for the Fund, the Fund’s Prospectus disclosure is amended as follows:

a.	The section entitled “Who Manages Your Money?” beginning on page 150 of the Prospectus is hereby amended to include the following:

Epoch Investment Partners, Inc. (“Epoch”), 640 Fifth Avenue, 18th Floor, New York, New York 10019, is the subadvisor to the equity portion of the MainStay Total Return Fund. Epoch was founded in April 2004 as a Delaware corporation.  As of March 31, 2009, the firm managed approximately $5.7 billion in assets.

b.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 151 and 152, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay Total Return Fund	Dan Roberts, Gary Goodenough, Michael Kimble, and James Ramsay of MacKay Shields and William W. Priest, Eric Sappenfield and Michael A. Welhoelter of Epoch

    Portfolio Manager Biographies:

Michael Kimble – Mr. Kimble has managed the fixed income investments for the MainStay Total Return Fund since June 2009.  He joined MacKay Shields in October 2004 as Director and Co-Head of High Yield portfolio management when MacKay Shields acquired the fixed income active core division of Pareto Partners. Previously the Co-Head of Pareto Partners' High Yield Investments, Mr. Kimble began his investment career with positions at Citicorp and E.F. Hutton as a fixed income credit analyst. In 1988, Mr. Kimble moved to Home Insurance Company as a High Yield Bond Analyst and Portfolio Manager. Shortly thereafter, Mr. Kimble joined the UBS team in the same capacity. While at UBS, Mr. Kimble was Co-Chairman of the Credit Committee. He received a BA from Columbia University, an MBA from New York University and a JD from Fordham School of Law. With fixed income experience since 1984, Mr. Kimble is a member of the Capital Markets Credit Analyst Society, the New York Society of Security Analysts and the New York and Louisiana State Bar Associations.

William W. Priest, CFA     Mr. Priest has managed the equity portion of the MainStay Total Return Fund since June 2009. Before founding Epoch Investment Partners in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (CSAM) from 1997 to 2001, Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas from 1990 to 2001 and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business. Mr. Priest is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Dan Roberts     Mr. Roberts has managed the fixed income investments for the MainStay Total Return Fund since June 2009.  Mr. Roberts joined MacKay Shields in October 2004 when the firm acquired the fixed income division of Pareto Partners. Mr. Roberts was Chief Investment Officer and an equity shareholder at Pareto Partners. Mr. Roberts assembled the US fixed income team while serving 10 years at UBS Asset Management, most recently as Managing Director and head of the fixed income group. Prior to its acquisition by UBS, he was a Financial Economist for Chase Manhattan Bank, NA and later was head of Global Interest Rate and Currency Swaps Trading. In 1997, Mr. Roberts' fixed income group was lifted out of UBS by Forstmann-Leff International and was subsequently purchased by Pareto Partners. His regulatory and government experience includes two years at the U.S. Securities and Exchange Commission, serving at The White House with the President's Council of Economic Advisors and as Executive Director (Chief of Staff) of the U.S. Congress Joint Economic Committee. Mr. Roberts holds a BBA and a Ph.D. from University of Iowa.

Eric Sappenfield   Mr. Sappenfield has managed the equity portion of the MainStay Total Return Fund since June 2009.  Prior to joining Epoch in 2006, Mr. Sappenfield was a research analyst at Spear Leeds & Kellogg from 2004 to 2006 where he was responsible for credit/risk assessment. Previously, he was a senior analyst at Steinberg Priest & Sloane from 2002 to 2006 focusing on high yield bonds and equities of leveraged companies. Additional experience in his 21 year plus career includes senior analytical roles at The Carlyle Group, Travelers, and Jeffries and Co. Mr. Sappenfield holds a BA degree from Stanford University and an MBA from the University of California, Los Angeles.

Michael A. Welhoelter, CFA     Mr. Welhoelter has managed the equity portion of the MainStay Total Return Fund since June 2009.  Mr. Welhoelter joined Epoch in 2005. Prior to joining Epoch, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. from 2001 to 2005. In this role, he managed over $5 billion of mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (CSAM) from 1997 to 2001, where he was a portfolio manager in the Structured Equity Group, overseeing long/short market neutral and large cap core products. Prior to joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management from 1986 to 1997. Mr. Welhoelter holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts, is a CFA charterholder.

II.  Changing the Fund’s Prospectus Disclosure

Effective August 14, 2009, in connection with incorporating the Epoch Global Equity Yield strategy for the Fund, the sections entitled “Principal Investment Strategy,” “Investment Process” and “Principal Risks” beginning on pages 102 and 103 of the Fund’s prospectus are revised as follows:

Principal Investment Strategy

The Fund normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Fund may temporarily invest slightly less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Investment Process

Equity Investments

The equity portion of the Fund will invest in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. The Fund will invest in global equity investments across all market capitalizations, and will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. The Fund's Subadvisor, Epoch Investment Partners, desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield."

In determining which portfolio securities to purchase, the subadvisor utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadvisor seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the Subadvisor finds attractive generally have valuations lower than the Adviser's perception of their fundamental value.

Debt Investments

It is contemplated that the Fund's long-term debt investments will typically consist of securities that are rated A or better by S&P or Moody's or, if unrated, deemed to be of comparable creditworthiness by the Subadvisor. Principal debt investments include U.S. government securities, corporate bonds and mortgage-related and asset-backed securities. The Fund may also enter into mortgage dollar roll and to be announced ("TBA") securities transactions. The Fund may invest in foreign debt securities.

Mortgage-related (including mortgage-backed) securities are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.

Asset-backed securities are debt securities whose values are based on underlying pools of credit receivables.

In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

In addition, because of its investments in debt securities, the Fund may invest up to 20% of its assets in high-yield bonds and other debt securities rated below investment grade that the Subadvisor believes may provide capital appreciation in addition to income.

The Fund may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

The Fund maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell an equity security, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition, including a deceleration in revenue and earnings growth. In considering whether to sell a debt security, the Subadvisor may evaluate, among other things, a decline in the security's rating by S&P or Moody's.

Principal Risks

The third paragraph of this section is hereby deleted.

III.       Changing the Fund’s Primary Equity Benchmark Index

Effective August 14, 2009, in connection with changing the Fund’s primary benchmark index, the table and footnotes on page 107 of the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Average Annual Total Returns
(for the period ended December 31, 2008)[1]

	1 year	5 years	10 years
MainStay Total Return Fund Return Before Taxes on Distributions
Investor Class	-30.97%	-1.92%	-1.38%
Class A	-30.96%	-1.92%	-1.37%
Class B	-31.13%	-1.83%	-1.54%
Class C	-28.26%	-1.55%	-1.55%
Class I	-26.62%	-0.28%	-0.41%
Return After Taxes on Distributions[2] Class B	-31.40%	-2.86%	-2.58%
Return After Taxes on Distributions and Sale of Fund Shares[2] Class B	-20.11%	-1.49%	-1.38%
MSCI World Index[3] (reflects no deductions for fees, expenses, or taxes)	-40.71%	-0.51%	-0.64%
Russell 1000® Index[4] (reflects no deductions for fees, expenses, or taxes)	-37.60%	-2.04%	-1.09%
S&P 500 Index[5] (reflects no deductions for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Total Return Core Composite Index[6] (reflects no deductions for fees, expenses, or taxes)	-22.47%	0.82%	1.88%
Barclays Capital U.S. Aggregate Bond Index[7] (reflects no deductions for fees, expenses, or taxes)	5.24%	4.65%	5.63%

1	See disclosure under "Past Performance" for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares of the Fund. After-tax returns for Investor Class, Class A, C and I shares may vary.

3
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.  The Fund has selected the MSCI World Index as its primary benchmark index in replacement of the Russell 1000® Index and the S&P 500® Index as a result of the change in subadvisor.

4
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

5
The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

6
The Total Return Core Composite Index is comprised of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index weighted 60%/40%, respectively. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. Total returns assume reinvestment of all income and capital gains. You cannot invest directly in an index.

7
The Barclays Capital U.S. Aggregate Bond Index (formerly named the Lehman Brothers® U.S. Aggregate Bond Index) consists of the following other unmanaged Barclays Capital U.S. indices: the Government Bond Index, Corporate Bond Index, MBS Index, and ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. You cannot invest directly in an index.

IV.   Changing the Fund’s Name

Effective on or about October 16, 2009, all references to the MainStay Total Return Fund or Total Return Fund are hereby deleted and replaced with MainStay Income Builder Fund or Income Builder Fund.

V.    Changing the Fund’s Expense Structure

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.84%	0.30%	0.84%	0.84%	0.30%
Total Annual Fund Operating Expenses[5]	1.75%	1.21%	2.50%	2.50%	0.96%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows:  0.64% on assets up to $500 million, 0.60% on assets from $500 million to $1 billion; and 0.575% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.01% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.01% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Prior to August 1, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.29%; Class A, 1.16%; Class B, 2.04%; Class C, 2.04% and Class I, 0.79%.  Prior to April 1, 2008 (February 28, 2008 for Investor Class shares), New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.19% for Class A shares, 1.94% for Class B shares and 1.94% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.  The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund’s share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$718	$667	$253	$753	$253	$353	$98
3 Years	$1,071	$913	$779	$1,079	$779	$779	$306
5 Years	$1,447	$1,178	$1,331	$1,531	$1,331	$1,331	$531
10 Years	$2,499	$1,935	$2,652	$2,652	$2,836	$2,836	$1,178
*	The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.